K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.

January 12, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 50 to the Registration

Statement on Form N-1A (File Nos. 811-10509 and 333-70754)

Ladies and Gentlemen:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A. This transmission includes a conformed signature page for the Trust, the manually signed originals of which are maintained at the office of the Trust.

The primary purpose of this filing is to add a new series to the Trust, the Target 2055 Allocation Portfolio, which will have two classes of shares - Class B and Class K. Except with respect to certain series that have since been terminated and the disclosure regarding the Target 2055 Allocation Portfolio, the form and text of the statement of additional information (the “SAI”) does not differ in any material way from the Trust’s currently effective statement of additional information, as supplemented, filed with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(b) under the 1933 Act (Post Effective Amendment No. 48 to the Trust’s Registration Statement, Accession No. 0001193125-14-171796 (April 30, 2014)) and as certified pursuant to Rule 497J under the 1933 Act (Accession No. 0001193125-14-176263 (May 1, 2014)). The Trust’s SAI is marked to show changes from the SAI included in Post-Effective Amendment No. 48 to the Trust’s Registration Statement. This filing is not intended to affect the prospectus or statement of additional information of any class of any previously registered series of the Trust.

January 12, 2015

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely, /s/ Mark C. Amorosi Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

  Michael Weiner, Esq.

  AXA Equitable Funds Management Group LLC